Inventories, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory write down	$ 4,736	$ 2,980
Inventory provision	$ 6,726